Premises and Equipment - Year-End Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 41,077	$ 35,085
Accumulated depreciation	(24,133)	(20,685)
Premises and equipment, net	16,944	14,400
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	4,225	3,770
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	20,856	17,373
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 15,996	$ 13,942